BUSINESS COMBINATION (Narrative 1) (Details) - Loto Interactive ¥ in Thousands, $ in Thousands, $ in Thousands								6 Months Ended
	Jun. 18, 2021 HKD ($) shares	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Jun. 06, 2017 HKD ($) shares	Jun. 30, 2021 HKD ($)	Jun. 30, 2021 CNY (¥)	Oct. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Number of shares acquired	30,642,534	30,642,534	30,642,534	169,354,839	169,354,839	169,354,839	1,278,714,329
Total consideration paid	$ 26,200	$ 3,400		$ 105,000	$ 13,500	¥ 88,746	$ 322,200
Number of options to be cancelled	6,800,000	6,800,000	6,800,000
Ownership interest held	59.80%	59.80%	59.80%	54.20%	54.20%	54.20%				33.74%	40.48%
Total acquisition costs		$ 797	¥ 5,148
Revenues since acquisition								$ 89,363	¥ 74,466
Net loss since acquisition								$ 11,731	¥ 9,776